SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWNSECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH   FEBRUARY 1998

THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               			       Approx Asset
Date	           Number    Price    Value or Approx    Seller
Each    Ident   Shares     Per       Asset Cov/ Shr     or Seller's
Trans   Sec    Purch       Share   at Time of Purch    Broker

*Revision to 1/27/98 shares
1-27   GER	(5000)  13.625	            16.44          Weeden & Co
***********************************
2-2    GER    25000     14.1375           16.76          Weeden & Co
2-3     " "       52000     14.25               16.88                 " "
2-4     " "       10000     14.2187           17.57                 " "
2-5     " "       10000     14.4062           17.25                 " "
2-6     " "       50000     14.5437           16.99                 " "
2-9     " "       55000     14.534             16.98                 " "
2-10   " "     120000     14.7161           16.94                 " "
2-12   " "       10000     14.625             16.88                 " "
2-13   " "       70000     14.625    	16.62                  " "
2-17   " "       25000     14.725	            17.02                  " "
2-18   " "       10000     14.75               17.18                  " "
2-19   " "       25000     14.6875           16.98                  " "
2-20   " "       20000     14.6718           17.12                  " "
2-24   " "         5000     14.6875           17.21                  " "
2-25   " "       11000     15.00               17.22                  " "
2-26   " "       40000     14.9437           17.37                  " "
The New Germany Fund, Inc.
   ( Name of Registrant)

By Joseph Cheung - Treasurer
Date of Statement          3/10/98